Covered Assets and Indemnification Asset (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Covered Assets and Indemnification Asset
Total loans	$ 3,514,646	$ 3,152,396
Covered loans
Covered Assets and Indemnification Asset
Total loans	1,006,369
Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	729,156
Covered loans | Secured
Covered Assets and Indemnification Asset
Total loans	53,433
Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	28,520
Covered loans | Unsecured
Covered Assets and Indemnification Asset
Total loans	13,510
Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	9,890
Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Total loans	430,125
Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	365,306
Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Total loans	357,857
Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	199,372
Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Total loans	12,168
Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	4,705
Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Total loans	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	121,363
Bank | Covered loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	8,697
Loans past Due 60-89 Days	967
Loans past Due 90 Days or More	906
Total Past Due Loans	10,570
Current Loans	266,643
Total loans	1,006,369
Bank | Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	729,156
Bank | Covered loans | Secured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	3,904
Loans past Due 60-89 Days	10
Loans past Due 90 Days or More	81
Total Past Due Loans	3,995
Current Loans	20,918
Total loans	53,433
Bank | Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	28,520
Bank | Covered loans | Unsecured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	10
Loans past Due 60-89 Days	259
Total Past Due Loans	269
Current Loans	3,351
Total loans	13,510
Bank | Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	9,890
Bank | Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	999
Loans past Due 90 Days or More	40
Total Past Due Loans	1,039
Current Loans	63,780
Total loans	430,125
Bank | Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	365,306
Bank | Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	1,679
Loans past Due 60-89 Days	678
Loans past Due 90 Days or More	209
Total Past Due Loans	2,566
Current Loans	155,919
Total loans	357,857
Bank | Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	199,372
Bank | Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	1,861
Loans past Due 90 Days or More	576
Total Past Due Loans	2,437
Current Loans	5,026
Total loans	12,168
Bank | Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	4,705
Bank | Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	244
Loans past Due 60-89 Days	20
Total Past Due Loans	264
Current Loans	17,649
Total loans	139,276
Bank | Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	$ 121,363